LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.04%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 Class A1 6.21% (30 day USD SOFR Average + 1.85%) 11/25/43	2,659,494	$2,689,651
Series 2024-DNA3 Class M1 5.36% (30 day USD SOFR Average + 1.00%) 10/25/44	691,993	691,887
Series 2025-DNA2 Class M2 5.86% (30 day USD SOFR Average + 1.50%) 5/25/45	605,000	605,394
Series 2025-DNA3 Class M2 5.87% (30 day USD SOFR Average + 1.50%) 9/25/45	730,000	730,456
Series 2025-HQA1 Class M2 6.01% (30 day USD SOFR Average + 1.65%) 2/25/45	800,000	803,021
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R07 Class 2M1 6.31% (30 day USD SOFR Average + 1.95%) 9/25/43	2,013,595	2,023,612
Series 2023-R08 Class 1M1 5.86% (30 day USD SOFR Average + 1.50%) 10/25/43	1,120,500	1,124,500
Series 2024-R04 Class 1A1 5.36% (30 day USD SOFR Average + 1.00%) 5/25/44	1,819,464	1,822,284
Series 2025-R01 Class 1M2 5.86% (30 day USD SOFR Average + 1.50%) 1/25/45	1,670,000	1,672,432
Series 2025-R02 Class 1M2 5.96% (30 day USD SOFR Average + 1.60%) 2/25/45	1,570,000	1,573,383
Series 2025-R03 Class 2M1 5.96% (30 day USD SOFR Average + 1.60%) 3/25/45	146,793	147,635
Series 2025-R04 Class 1M2 5.86% (30 day USD SOFR Average + 1.50%) 5/25/45	1,445,000	1,444,994
Series 2025-R05 Class 2M2 5.96% (30 day USD SOFR Average + 1.60%) 7/25/45	710,000	711,165
Total Agency Collateralized Mortgage Obligations (Cost $15,981,895)		16,040,414
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.78%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦Series K144 Class A2 2.45% 4/25/32	1,250,000	1,125,389
♦•Series K-150 Class A2 3.71% 9/25/32	1,500,000	1,445,308
♦•Series K-170 Class A2 5.00% 2/25/35	2,450,000	2,555,532
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
♦Series K753 Class A2 4.40% 10/25/30	1,000,000	$1,014,066
Total Agency Commercial Mortgage-Backed Securities (Cost $6,016,115)		6,140,295
AGENCY MORTGAGE-BACKED SECURITIES–9.05%
Federal Home Loan Mortgage Corp.
4.50% 5/1/38	6,194,097	6,194,263
4.50% 10/1/52	3,416,335	3,329,074
5.00% 6/1/53	8,063,459	8,031,996
5.50% 7/1/43	2,434,538	2,482,502
5.50% 11/1/52	2,104,777	2,134,607
6.00% 9/1/53	6,156,746	6,307,275
Federal National Mortgage Association
4.50% 10/1/52	4,753,501	4,635,522
5.50% 3/1/53	3,898,529	3,947,416
5.50% 2/1/55	17,157,161	17,304,988
6.00% 12/1/52	5,426,092	5,581,645
6.00% 6/1/53	1,206,241	1,237,340
6.00% 2/1/54	6,903,352	7,069,041
Government National Mortgage Association 5.00% 9/20/52	3,024,943	3,027,118
Total Agency Mortgage-Backed Securities (Cost $70,169,149)		71,282,787
CORPORATE BONDS–12.23%
Aerospace & Defense–0.20%
Boeing Co. 6.39% 5/1/31	280,000	304,952
Bombardier, Inc.
7.00% 6/1/32	405,000	423,299
7.25% 7/1/31	405,000	429,313
TransDigm, Inc. 6.63% 3/1/32	405,000	416,966
		1,574,530
Agriculture–0.18%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	1,445,000	1,440,041
		1,440,041
Apparel–0.25%
Gildan Activewear, Inc. 4.70% 10/7/30	1,980,000	1,977,013
		1,977,013
Auto Manufacturers–0.08%
General Motors Financial Co., Inc.
5.60% 6/18/31	291,000	301,153
5.63% 4/4/32	360,000	371,558
		672,711
LVIP Macquarie Diversified Floating Rate Fund–1

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–4.55%
μBank of America Corp.
6.20% 11/10/28	1,315,000	$1,370,360
6.25% 7/26/30	1,400,000	1,417,887
6.63% 5/1/30	575,000	598,281
Citibank NA 5.44% 4/30/26	595,000	599,021
μCitigroup, Inc.
4.50% 9/11/31	1,185,000	1,185,641
6.75% 2/15/30	915,000	928,968
6.88% 8/15/30	505,000	520,431
μCredit Agricole SA 4.82% 9/25/33	1,315,000	1,306,918
μDeutsche Bank AG
5.30% 5/9/31	730,000	747,785
6.82% 11/20/29	252,000	269,554
7.15% 7/13/27	640,000	653,697
μFirst Citizens BancShares, Inc. 5.60% 9/5/35	228,000	227,398
Goldman Sachs Group, Inc.
•5.00% (1 day USD SOFR + 0.81%) 3/9/27	2,705,000	2,707,890
μ6.48% 10/24/29	1,085,000	1,154,635
μHuntington Bancshares, Inc. 6.25% 10/15/30	710,000	708,130
μJPMorgan Chase & Co.
5.10% 4/22/31	975,000	1,007,292
5.14% 1/24/31	670,000	691,930
5.57% 4/22/28	850,000	868,565
5.57% 4/22/36	297,000	313,045
5.58% 7/23/36	750,000	777,511
μMorgan Stanley
6.14% 10/16/26	4,755,000	4,758,027
6.41% 11/1/29	1,005,000	1,068,180
μMorgan Stanley Private Bank NA 4.73% 7/18/31	480,000	487,168
μNatWest Group PLC 5.12% 5/23/31	365,000	374,266
μNordea Bank Abp 6.75% 11/10/33	580,000	588,407
μPNC Bank NA 4.43% 7/21/28	2,270,000	2,281,491
Popular, Inc. 7.25% 3/13/28	555,000	579,837
μSociete Generale SA 5.44% 10/3/36	1,065,000	1,065,000
μToronto-Dominion Bank 6.35% 10/31/85	510,000	511,275
μTruist Financial Corp. 1.89% 6/7/29	810,000	763,331
μU.S. Bancorp
5.05% 2/12/31	895,000	917,941
5.73% 10/21/26	175,000	175,118
6.79% 10/26/27	435,000	446,654
μUBS Group AG
4.40% 9/23/31	500,000	498,304
5.01% 3/23/37	1,055,000	1,049,913
μWells Fargo & Co.
4.08% 9/15/29	600,000	598,129
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μWells Fargo & Co. (continued)
4.89% 9/15/36	1,575,000	$1,571,852
5.15% 4/23/31	60,000	61,878
		35,851,710
Building Materials–0.05%
Standard Building Solutions, Inc. 6.25% 8/1/33	422,000	427,649
		427,649
Commercial Services–0.25%
Block, Inc. 6.00% 8/15/33	862,000	882,722
Quanta Services, Inc. 4.30% 8/9/28	1,075,000	1,080,073
		1,962,795
Computers–0.17%
Amentum Holdings, Inc. 7.25% 8/1/32	810,000	841,077
Leidos, Inc. 5.40% 3/15/32	460,000	477,886
		1,318,963
Distribution/Wholesale–0.04%
Resideo Funding, Inc. 6.50% 7/15/32	306,000	313,621
		313,621
Diversified Financial Services–1.46%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	630,000	618,965
3.65% 7/21/27	1,530,000	1,516,296
4.63% 10/15/27	440,000	443,296
Air Lease Corp.
μ4.13% 12/15/26	550,000	531,586
4.63% 10/1/28	4,000	4,019
5.10% 3/1/29	3,000	3,046
Aviation Capital Group LLC 4.80% 10/24/30	780,000	779,286
Avolon Holdings Funding Ltd. 4.95% 1/15/28	635,000	641,375
CrossCountry Intermediate HoldCo LLC 6.50% 10/1/30	2,000,000	2,007,359
Jefferies Financial Group, Inc.
2.63% 10/15/31	405,000	360,216
5.88% 7/21/28	1,123,000	1,169,222
OneMain Finance Corp. 7.13% 9/15/32	1,535,000	1,585,713
PennyMac Financial Services, Inc. 6.88% 5/15/32	1,545,000	1,600,924
LVIP Macquarie Diversified Floating Rate Fund–2

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Rocket Cos., Inc. 6.38% 8/1/33	203,000	$209,519
		11,470,822
Electric–0.24%
μAmerican Electric Power Co., Inc. 5.80% 3/15/56	715,000	712,494
Black Hills Corp. 4.55% 1/31/31	615,000	614,971
μDominion Energy, Inc. 6.20% 2/15/56	535,000	538,501
		1,865,966
Entertainment–0.10%
Caesars Entertainment, Inc. 6.50% 2/15/32	810,000	826,190
		826,190
Food–0.07%
Sysco Corp. 5.10% 9/23/30	555,000	572,205
		572,205
Health Care Services–0.06%
Global Medical Response, Inc. 7.38% 10/1/32	448,000	461,131
		461,131
Insurance–0.35%
Chubb INA Holdings LLC 4.90% 8/15/35	710,000	714,221
New York Life Global Funding 5.45% 9/18/26	1,215,000	1,232,152
μSumitomo Life Insurance Co. 5.88% 9/10/55	780,000	794,123
		2,740,496
Investment Companies–0.23%
Apollo Debt Solutions BDC 6.70% 7/29/31	375,000	397,429
ARES Capital Corp. 5.10% 1/15/31	790,000	784,302
Blackstone Private Credit Fund 5.05% 9/10/30	610,000	602,902
		1,784,633
Iron & Steel–0.10%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	810,000	818,072
		818,072
Media–0.39%
Midcontinent Communications 8.00% 8/15/32	830,000	855,151
Sirius XM Radio LLC 4.13% 7/1/30	930,000	872,256
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable LLC 6.55% 5/1/37	1,275,000	$1,326,334
		3,053,741
Mining–0.26%
Fortescue Treasury Pty. Ltd.
5.88% 4/15/30	415,000	425,323
6.13% 4/15/32	415,000	428,841
Rio Tinto Finance USA PLC 4.50% 3/14/28	1,150,000	1,162,613
		2,016,777
Office Business Equipment–0.12%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	965,000	932,142
		932,142
Oil & Gas–0.33%
EOG Resources, Inc. 5.00% 7/15/32	1,491,000	1,525,582
Exxon Mobil Corp. 2.28% 8/16/26	310,000	305,894
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	425,000	409,301
6.25% 4/15/32	405,000	388,536
		2,629,313
Pharmaceuticals–0.06%
CVS Health Corp. 5.00% 9/15/32	485,000	490,935
		490,935
Pipelines–0.77%
Enbridge, Inc. 4.90% 6/20/30	480,000	490,866
μEnergy Transfer LP
6.50% 2/15/56	1,370,000	1,363,578
6.75% 2/15/56	1,405,000	1,402,468
ONEOK, Inc. 5.65% 11/1/28	310,000	321,471
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,645,000	1,646,838
Venture Global Calcasieu Pass LLC 3.88% 11/1/33	925,000	833,448
		6,058,669
Private Equity–0.25%
Brookfield Finance, Inc. 5.33% 1/15/36	1,165,000	1,171,150
KKR & Co., Inc. 5.10% 8/7/35	780,000	781,410
		1,952,560
Real Estate Investment Trusts–0.49%
Crown Castle, Inc. 1.05% 7/15/26	3,025,000	2,949,619
LVIP Macquarie Diversified Floating Rate Fund–3

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Simon Property Group LP 4.38% 10/1/30	890,000	$892,036
		3,841,655
Retail–0.15%
Lowe's Cos., Inc. 4.25% 3/15/31	765,000	760,049
QXO Building Products, Inc. 6.75% 4/30/32	379,000	392,415
		1,152,464
Semiconductors–0.22%
Entegris, Inc. 4.75% 4/15/29	740,000	733,653
Foundry JV Holdco LLC 6.10% 1/25/36	935,000	993,346
		1,726,999
Software–0.10%
Oracle Corp.
4.45% 9/26/30	605,000	604,703
5.80% 11/10/25	190,000	190,268
		794,971
Telecommunications–0.71%
AT&T, Inc.
1.70% 3/25/26	3,790,000	3,745,410
2.30% 6/1/27	510,000	494,931
Softbank Corp. 4.70% 7/9/30	1,350,000	1,360,299
		5,600,640
Total Corporate Bonds (Cost $95,366,288)		96,329,414
LOAN AGREEMENTS–4.11%
•Alliance Laundry Systems LLC 6.39% (1 mo. USD Term SOFR + 2.25%) 8/19/31	701,205	700,244
•Amentum Government Services Holdings LLC 6.41% (1 mo. USD Term SOFR + 2.25%) 9/29/31	1,199,999	1,198,572
•AmWINS Group, Inc. 6.25% (3 mo. USD Term SOFR + 2.25%) 1/30/32	2,084,250	2,082,874
•Ardonagh Midco 3 PLC 6.95% (6 mo. USD Term SOFR + 2.75%) 2/15/31	995,006	989,205
•Avantor Funding, Inc. 6.26% (1 mo. USD Term SOFR + 2.00%) 11/8/27	77,721	78,012
•Azorra Soar TLB Finance Ltd. 6.79% (3 mo. USD Term SOFR + 2.75%) 10/18/29	394,152	394,152
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Calpine Corp. 5.91% (1 mo. USD Term SOFR + 1.75%) 1/31/31	2,042,000	$2,039,591
•Celsius Holdings, Inc. 7.29% (3 mo. USD Term SOFR + 3.00%) 4/1/32	1,496,250	1,497,657
•Charter Communications Operating LLC 6.54% (3 mo. USD Term SOFR + 2.25%) 12/15/31	1,681,779	1,680,938
Clydesdale Acquisition Holdings, Inc.
✠0.00% 4/1/32	18,899	18,865
•7.41% (1 mo. USD Term SOFR + 3.25%) 4/1/32	1,078,397	1,076,445
•Colossus Acquireco LLC 5.87% (3 mo. USD Term SOFR + 1.75%) 7/30/32	750,000	745,193
•Cotiviti Corp. 7.03% (1 mo. USD Term SOFR + 2.75%) 5/1/31	1,488,722	1,460,808
•Dragon Buyer, Inc. 6.75% (3 mo. USD Term SOFR + 2.75%) 9/30/31	788,015	788,322
•Flutter Financing BV 5.75% (3 mo. USD Term SOFR + 1.75%) 11/30/30	1,965,000	1,956,649
•Instructure Holdings, Inc. 6.75% (3 mo. USD Term SOFR + 2.75%) 11/13/31	710,000	708,779
June Purchaser LLC
✠0.00% 11/28/31	214,286	214,821
•7.00% (3 mo. USD Term SOFR + 3.00%) 11/28/31	1,279,286	1,282,484
•Lightning Power LLC 6.25% (3 mo. USD Term SOFR + 2.25%) 8/18/31	1,488,722	1,486,682
•Opal Bidco SAS 7.25% (3 mo. USD Term SOFR + 3.25%) 4/28/32	1,500,000	1,503,000
•Quikrete Holdings, Inc. 6.41% (1 mo. USD Term SOFR + 2.25%) 4/14/31	992,500	991,934
•Roper Industrial Products Investment Co. LLC 6.75% (3 mo. USD Term SOFR + 2.75%) 11/22/29	1,488,750	1,490,001
•SPX Flow, Inc. 6.91% (1 mo. USD Term SOFR + 2.75%) 4/5/29	1,000,000	1,003,750
•Standard Industries, Inc. 5.89% (1 mo. USD Term SOFR + 1.75%) 9/22/28	577,837	578,444
•Stonepeak Nile Parent LLC 7.08% (3 mo. USD Term SOFR + 2.75%) 4/9/32	1,500,000	1,498,875
LVIP Macquarie Diversified Floating Rate Fund–4

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Trans Union LLC 5.91% (1 mo. USD Term SOFR + 1.75%) 6/24/31	1,975,000	$1,973,084
•UKG, Inc. 6.81% (3 mo. USD Term SOFR + 2.50%) 2/10/31	905,980	904,812
∞Valvoline, Inc. 0.00% 3/19/32	1,000,000	1,002,920
•Vistra Operations Co. LLC 5.91% (1 mo. USD Term SOFR + 1.75%) 12/20/30	992,424	993,208
Total Loan Agreements (Cost $32,293,254)		32,340,321
MUNICIPAL BOND–0.19%
Public Finance Authority (SR 400 Peach Partners) Series 2025 6.50% 12/31/65	1,330,000	1,455,046
Total Municipal Bond (Cost $1,365,599)		1,455,046
NON-AGENCY ASSET-BACKED SECURITIES–10.30%
•AGL CLO 17 Ltd. Series 2022-17A Class AR 5.28% (3 mo. USD Term SOFR + 0.95%) 1/21/35	1,550,000	1,550,335
•AIMCO CLO 15 Ltd. Series 2021-15A Class D1R 7.07% (3 mo. USD Term SOFR + 2.75%) 4/17/38	550,000	557,088
ARI Fleet Lease Trust Series 2024-B Class A2 5.54% 4/15/33	4,969,840	5,009,457
•Bain Capital Credit CLO Ltd. Series 2021-7A Class A1R 5.31% (3 mo. USD Term SOFR + 0.98%) 1/22/35	800,000	800,315
•Ballyrock CLO 18 Ltd. Series 2021-18A Class C1R 7.17% (3 mo. USD Term SOFR + 2.85%) 4/15/38	650,000	653,932
•Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A 5.67% (3 mo. USD Term SOFR + 1.35%) 10/25/37	1,250,000	1,253,506
•Canyon Capital CLO Ltd. Series 2019-2A Class AR2 5.33% (3 mo. USD Term SOFR + 1.01%) 10/15/34	850,000	850,171
•Canyon CLO Ltd. Series 2020-2A Class AR2 5.35% (3 mo. USD Term SOFR + 1.03%) 10/15/34	1,150,000	1,143,500
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA Class A1 5.52% (3 mo. USD Term SOFR + 1.31%) 5/15/31	150,072	150,112
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust Series 2024-A1 Class A 4.60% 1/15/29	4,480,000	$4,522,417
•CIFC Funding Ltd. Series 2025-1A Class D1 6.78% (3 mo. USD Term SOFR + 2.50%) 4/23/38	550,000	551,734
CNH Equipment Trust
Series 2024-A Class A2 5.19% 7/15/27	298,554	298,667
•Series 2024-B Class A2B 4.77% (30 day USD SOFR Average + 0.40%) 10/15/27	2,286,000	2,286,944
Dell Equipment Finance Trust Series 2023-1 Class A3 5.65% 9/22/28	1,009,035	1,010,537
•Dryden 109 CLO Ltd. Series 2022-109A Class DR 7.02% (3 mo. USD Term SOFR + 2.70%) 4/15/38	550,000	550,821
•Elmwood CLO 22 Ltd. Series 2023-1A Class D1R 7.12% (3 mo. USD Term SOFR + 2.80%) 4/17/38	550,000	553,839
Enterprise Fleet Financing LLC Series 2022-4 Class A2 5.76% 10/22/29	878,452	882,665
Ford Credit Auto Lease Trust Series 2024-A Class A3 5.06% 5/15/27	68,885	69,056
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1 5.29% 4/15/29	8,000,000	8,151,295
•Generate CLO 10 Ltd. Series 2022-10A Class D1R 7.18% (3 mo. USD Term SOFR + 2.85%) 1/22/38	1,200,000	1,201,181
Huntington Auto Trust Series 2024-1A Class A3 5.23% 1/16/29	10,000,000	10,110,589
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3 5.02% 3/15/27	4,727,418	4,740,645
•ICG U.S. CLO Ltd. Series 2014-1A Class A1A2 5.79% (3 mo. USD Term SOFR + 1.46%) 10/20/34	2,000,000	2,002,256
•Madison Park Funding XXVII Ltd. Series 2018-27A Class D1R 7.18% (3 mo. USD Term SOFR + 2.85%) 4/20/38	550,000	556,733
•Magnetite XL Ltd. Series 2024-40A Class A1 5.77% (3 mo. USD Term SOFR + 1.45%) 7/15/37	2,000,000	2,008,716
LVIP Macquarie Diversified Floating Rate Fund–5

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Magnetite XLV Ltd. Series 2025-45A Class D1 6.79% (3 mo. USD Term SOFR + 2.50%) 4/15/38	550,000	$551,653
•Marathon CLO Ltd. Series 2021-16A Class A1AR 5.43% (3 mo. USD Term SOFR + 1.11%) 4/15/34	2,000,000	2,001,022
•Mercedes-Benz Auto Lease Trust Series 2024-A Class A2B 4.79% (30 day USD SOFR Average + 0.42%) 2/16/27	2,728,167	2,729,293
•Neuberger Berman CLO XX Ltd. Series 2015-20A Class D1R3 6.97% (3 mo. USD Term SOFR + 2.65%) 4/15/39	250,000	251,754
•Oaktree CLO Ltd. Series 2020-1A Class D1RR 6.92% (3 mo. USD Term SOFR + 2.60%) 1/15/38	500,000	500,349
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 5.32% (3 mo. USD Term SOFR + 0.99%) 7/20/34	1,700,000	1,702,088
•OHA Credit Partners VII Ltd. Series 2012-7A Class D1R4 6.70% (3 mo. USD Term SOFR + 2.50%) 2/20/38	550,000	546,487
PFS Financing Corp. Series 2024-B Class A 4.95% 2/15/29	5,000,000	5,058,886
Santander Drive Auto Receivables Trust Series 2025-1 Class D 5.43% 3/17/31	2,350,000	2,385,022
•Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R 5.87% (3 mo. USD Term SOFR + 1.55%) 4/25/37	500,000	501,723
•Steele Creek CLO Ltd. Series 2017-1A Class A 5.83% (3 mo. USD Term SOFR + 1.51%) 10/15/30	135,051	135,089
•TCW CLO Ltd. Series 2019-2A Class D1R2 7.33% (3 mo. USD Term SOFR + 3.00%) 1/20/38	500,000	497,913
Toyota Auto Receivables Owner Trust
Series 2024-A Class A3 4.83% 10/16/28	1,000,000	1,006,666
Series 2024-B Class A3 5.33% 1/16/29	3,500,000	3,553,282
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Venture 42 CLO Ltd. Series 2021-42A Class A1A 5.71% (3 mo. USD Term SOFR + 1.39%) 4/15/34	1,500,000	$1,500,954
•Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A2B 5.02% (30 day USD SOFR Average + 0.63%) 3/22/27	542,552	542,711
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1 4.80% 9/19/39	3,868,049	3,906,165
•Zais CLO 16 Ltd. Series 2020-16A Class A1R2 5.46% (3 mo. USD Term SOFR + 1.13%) 10/20/34	2,300,000	2,300,225
Total Non-Agency Asset-Backed Securities (Cost $80,563,445)		81,137,793
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.02%
•Radnor Re Ltd. Series 2024-1 Class M1B 7.26% (30 day USD SOFR Average + 2.90%) 9/25/34	150,000	151,580
Total Non-Agency Collateralized Mortgage Obligation (Cost $150,000)		151,580
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–6.93%
•1301 Trust Series 2025-1301 Class A 5.23% 8/11/42	6,800,000	6,891,818
Bank Series 2020-BN25 Class A5 2.65% 1/15/63	4,000,000	3,687,658
BBCMS Mortgage Trust Series 2020-C7 Class A5 2.04% 4/15/53	2,000,000	1,778,830
Benchmark Mortgage Trust
Series 2019-B15 Class A5 2.93% 12/15/72	5,185,000	4,834,346
Series 2020-B17 Class A5 2.29% 3/15/53	8,000,000	7,169,977
Series 2020-B18 Class A5 1.93% 7/15/53	2,250,000	1,981,292
Series 2020-B19 Class A5 1.85% 9/15/53	5,855,000	5,144,680
Series 2021-B24 Class A5 2.58% 3/15/54	2,500,000	2,229,460
•Series 2022-B32 Class A5 3.00% 1/15/55	5,000,000	4,448,121
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4 3.10% 12/15/72	8,000,000	7,568,311
LVIP Macquarie Diversified Floating Rate Fund–6

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 Class A4 3.77% 12/15/48	4,197,067	$4,186,511
•MAD Commercial Mortgage Trust Series 2025-11MD Class A 4.75% 10/15/42	2,175,000	2,170,697
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4 2.66% 11/15/54	2,780,000	2,478,706
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $60,208,968)		54,570,407
ΔREGIONAL BONDS–2.73%
Canada—2.73%
Province of British Columbia Canada 4.20% 7/6/33	8,500,000	8,440,849
Province of Manitoba Canada 4.30% 7/27/33	8,000,000	7,960,212
Province of Quebec Canada 4.50% 4/3/29	5,000,000	5,114,461
		21,515,522
Total Regional Bonds (Cost $21,470,503)		21,515,522
ΔSOVEREIGN BONDS–2.38%
Australia—0.50%
Export Finance & Insurance Corp. 4.63% 10/26/27	3,900,000	3,965,899
		3,965,899
Canada—1.88%
OMERS Finance Trust 1.10% 3/26/26	5,000,000	4,929,690
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	9,882,027
		14,811,717
Total Sovereign Bonds (Cost $18,887,307)		18,777,616
SUPRANATIONAL BANKS–7.61%
•Inter-American Development Bank
4.47% (1 day USD SOFR Index + 0.20%) 2/10/26	6,000,000	5,999,640
4.56% (1 day USD SOFR Index + 0.30%) 2/15/29	10,000,000	9,982,700
4.56% (1 day USD SOFR Index + 0.36%) 6/10/31	7,000,000	6,967,660
•International Bank for Reconstruction & Development
4.36% (1 day USD SOFR Index + 0.18%) 6/15/26	12,000,000	12,005,040
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
•International Bank for Reconstruction & Development (continued)
4.53% (1 day USD SOFR Index + 0.29%) 11/22/28	7,000,000	$6,987,960
4.56% (1 day USD SOFR Index + 0.30%) 5/15/28	8,000,000	8,006,071
4.64% (1 day USD SOFR Index + 0.37%) 2/11/31	10,000,000	9,969,200
Total Supranational Banks (Cost $60,000,000)		59,918,271
U.S. TREASURY OBLIGATIONS–29.67%
•U.S. Treasury Floating Rate Notes 4.06% 4/30/27 (3 mo. Treasury money market yield + 0.16%)	207,645,000	207,530,137
U.S. Treasury Inflation Indexed Notes 2.13% 1/15/35	22,954,006	23,629,915
U.S. Treasury Notes
3.88% 6/30/30	1,090,000	1,096,685
4.25% 8/15/35	1,340,000	1,350,887
Total U.S. Treasury Obligations (Cost $233,736,422)		233,607,624

	Number of Shares
COMMON STOCK–0.01%
†MNSN Holdings, Inc.	852	51,120
Total Common Stock (Cost $0)		51,120
PREFERRED STOCK–0.07%
†SVB Financial Trust 11.00% 11/7/29	971	529,195
Total Preferred Stock (Cost $548,050)		529,195
MONEY MARKET FUND–4.11%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	32,383,151	32,383,151
Total Money Market Fund (Cost $32,383,151)		32,383,151

	Principal Amount°
SHORT-TERM INVESTMENTS—7.02%
U.S. Treasury Obligations–7.02%
≠U.S. Treasury Bills
4.12% 11/4/25	31,715,000	31,594,110
4.29% 10/21/25	23,725,000	23,669,701
Total Short-Term Investments (Cost $55,263,810)		55,263,811

LVIP Macquarie Diversified Floating Rate Fund–7

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.25% (Cost $784,403,956)	$781,494,367

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.75%	5,938,092
NET ASSETS APPLICABLE TO 77,911,747 SHARES OUTSTANDING–100.00%	$787,432,459

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
∞Delayed settlement. Interest rate to be determined upon settlement date.
ΔSecurities have been classified by country of origin.
†Non-income producing.
≠The rate shown is the effective yield at the time of purchase.

The following futures contracts and swap contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(46)	CBOT 10 Year U.S. Treasury Notes Futures	$(5,175,000)	$(5,217,301)	12/19/25	$42,301	$—
(28)	CBOT U.S. Long Bond Futures	(3,264,625)	(3,275,915)	12/19/25	11,290	—
(179)	Ultra 10 Year U.S. Treasury Notes Futures	(20,598,984)	(20,687,666)	12/19/25	88,682	—
Total Futures Contracts					$142,273	$—
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
6,795,000	4.56	SOFR12M	Receive	Annual	10/24/30	$(377,217)	$—	$—	$(377,217)
8,585,000	4.27	SOFR12M	Receive	Annual	11/13/28	(226,137)	—	—	(226,137)
19,415,000	3.52	SOFR12M	Receive	Annual	12/28/30	11,770	—	11,770	—
20,315,000	4.14	SOFR12M	Receive	Annual	12/28/25	28,298	—	28,298	—
37,820,000	4.13	SOFR12M	Receive	Annual	6/12/31	(1,347,476)	—	—	(1,347,476)
30,245,000	4.74	SOFR12M	Receive	Annual	6/12/26	(231,968)	—	—	(231,968)
13,075,000	3.27	SOFR12M	Receive	Annual	9/30/31	123,876	—	123,876	—
12,065,000	3.51	SOFR12M	Receive	Annual	10/18/31	60,911	—	60,911	—
8,190,000	3.75	SOFR12M	Receive	Annual	5/9/35	(58,140)	—	—	(58,140)
19,280,000	3.18	SOFR12M	Receive	Annual	9/11/28	101,976	—	101,976	—
19,825,000	0.72	SOFR12M	Receive	Annual	3/25/26	676,021	—	676,021	—
3,605,000	3.68	SOFR12M	Receive	Annual	6/13/28	(22,815)	—	—	(22,815)
49,175,000	3.58	SOFR12M	Receive	Annual	7/29/28	(231,567)	—	—	(231,567)
6,810,000	3.61	SOFR12M	Receive	Annual	7/29/30	(60,127)	—	—	(60,127)
LVIP Macquarie Diversified Floating Rate Fund–8

LVIP Macquarie Diversified Floating Rate Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
3,485,000	4.10	SOFR12M	Receive	Annual	7/29/40	$(89,648)	$—	$—	$(89,648)
23,490,000	3.74	SOFR12M	Receive	Annual	8/15/35	(148,816)	—	—	(148,816)
Total IRS Contracts							$—	$1,002,852	$(2,793,911)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
STACR–Structured Agency Credit Risk
LVIP Macquarie Diversified Floating Rate Fund–9